Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2012
Deposits / Federal Home Loan Bank Advances / Regulatory Capital Matters [Abstract]
Actual and required capital amounts and ratios for the Bank

					To Be Well
			Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital to risk weighted assets	$36,989	12.53%	$23,626	8.00%	$29,532	10.00%
Tier 1 capital to risk weighted assets	33,589	11.37%	11,813	4.00%	17,719	6.00%
Tier 1 capital to average assets	33,589	7.59%	17,713	4.00%	22,142	5.00%

					To Be Well
			Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital to risk weighted assets	$34,367	13.85%	$19,847	8.00%	$24,809	10.00%
Tier 1 capital to risk weighted assets	31,256	12.60%	9,923	4.00%	14,885	6.00%
Tier 1 capital to average assets	31,256	7.78%	16,069	4.00%	20,086	5.00%